Aston Funds

ASTON/TCH Fixed Income Fund (the “Fund”)

Supplement dated January 15, 2016 to the Prospectus dated February 28, 2015, as supplemented on March 16, 2015, for Aston Funds (the “Prospectus”) and the Summary Prospectus dated March 2, 2015 for the Fund (together with the Prospectus, the “Prospectuses”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

PORTFOLIO MANAGER UPDATE

Effective January 1, 2016 (the “Effective Date”), Ms. Tere Alvarez Canida was appointed Chairperson of Taplin, Canida & Habacht LLC (“TCH”), the Fund’s subadviser, and no longer serves as President of TCH or as a Portfolio Manager to the Fund. As of the Effective Date, Ms. Janelle E. Woodward, CFA, President and a portfolio manager of TCH, and Mr. Frank J. Reda, Director of Trading and a portfolio manager of TCH, will be added as Co-Portfolio Managers to the Fund.

As of the Effective Date, the following information replaces the information in the Fund Summary section of the Prospectus and in the Summary Prospectus relating to the Fund’s subadviser and portfolio manager:

Taplin, Canida & Habacht LLC (“TCH”) serves as the subadviser to the Fund. Mr. Alan M. Habacht, a principal of TCH, Mr. William J. Canida, CFA, a principal of TCH, Mr. Scott M. Kimball, CFA, a portfolio manager of TCH, Ms. Daniela M. Mardarovici, CFA, a portfolio manager of TCH, Ms. Janelle E. Woodward, CFA, President and a portfolio manager of TCH, and Mr. Frank J. Reda, Director of Trading and a portfolio manager of TCH, serve as Co-Portfolio Managers of the Fund. Mr. Habacht and Mr. Canida have served as Portfolio Managers of the Fund since December 2006. Mr. Kimball has served as a Portfolio Manager of the Fund since February 2013. Ms. Mardarovici has served as a Portfolio Manager of the Fund since February 2015. Ms. Woodward and Mr. Reda have served as Portfolio Managers of the Fund since January 2016.

As of the Effective Date, the following information replaces the information on page 109 in the Prospectus relating to the Fund in its entirety:

ASTON/TCH Fixed Income Fund

Taplin, Canida & Habacht LLC, 1001 Brickell Bay Drive, Suite 2100, Miami, Florida 33131, was founded in 1985. TCH is a wholly-owned, indirect subsidiary of BMO Financial Corp., a subsidiary of the Bank of Montreal, a publicly-held Canadian financial services company. As of December 31, 2015, TCH managed approximately $10.4 billion in assets.

As of the Effective Date, the following information replaces the information on page 113 in the Prospectus relating to the Fund in its entirety:

ASTON/TCH Fixed Income Fund

Alan M. Habacht

Co-Portfolio Manager of the Fund since December 2006. Mr. Habacht is a principal of TCH. Mr. Habacht has over 35 years of investment experience. Before joining TCH, he served as Senior Vice President and portfolio manager for INVESCO Capital Management. He received his BA in Finance from Boston University.

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William J. Canida, CFA

Co-Portfolio Manager of the Fund since December 2006. Mr. Canida is a principal of TCH. Mr. Canida has over 30 years of investment experience. Prior to joining TCH, he served as Vice President and Senior Investment Officer for Harris Trust Company of Florida. Mr. Canida received his BA and his MBA from Indiana University. He has also attended the National Graduate Trust School of Northwestern University. Mr. Canida holds the Chartered Financial Analyst designation.

Scott M. Kimball, CFA

Co-Portfolio Manager of the Fund since February 2013. Mr. Kimball is a portfolio manager at TCH. Mr. Kimball joined TCH in 2007 and the TCH portfolio management team in 2011. In his current role he is responsible for implementing the team’s strategies and monitoring the return objectives and guidelines set forth for client accounts. He has over eight years of investment experience and has previously worked with Merrill Lynch and Charles D. Hyman and Company. Mr. Kimball graduated from Stetson University in 2003 and holds the Chartered Financial Analyst designation.

Daniela M. Mardarovici, CFA

Co-Portfolio Manager of the Fund since February 2015. Ms. Mardarovici has been a portfolio manager at TCH since 2012. Ms. Mardarovici was previously a portfolio manager at BMO Asset Management Corp. from 2005 to 2011. Ms. Mardarovici has a BS in Finance and Economics from the University of Nebraska and holds the Chartered Financial Analyst designation.

Janelle E. Woodward, CFA

Co-Portfolio Manager of the Fund since January 2016. Ms. Woodward is a portfolio manager at TCH and the President of TCH. Ms. Woodward joined TCH in 2007, holding prior roles as Chief Operating Officer, Director of Research, and Research Analyst. Prior to joining TCH, Ms. Woodward was an Assistant Vice President for Ashton Partners. Ms. Woodward earned a BS in Finance from Taylor University and she holds the Chartered Financial Analyst designation.

Frank J. Reda

Co-Portfolio Manager of the Fund since January 2016. Mr. Reda is a portfolio manager at TCH and the Director of Trading for TCH. He joined the firm in 2001. Prior to joining TCH, he served as a trading clerk at the Chicago Mercantile Exchange. Mr. Reda earned a BS in Economics and Finance from Barry University and an MS in Finance from Florida International University. He holds the Chartered Market Technician (CMT) designation.

For more information, please call Aston Funds: 800-992-8151 or visit our website at www.astonfunds.com.

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Aston Funds

ASTON/TCH Fixed Income Fund (the “Fund”)

Supplement dated January 15, 2016 to the Statement of Additional Information

dated February 28, 2015 for Aston Funds

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information. Keep it for future reference.

PORTFOLIO MANAGER UPDATE

Effective January 1, 2016 (the “Effective Date”), Ms. Tere Alvarez Canida was appointed Chairperson of Taplin, Canida & Habacht LLC (“TCH”), the Fund’s subadviser, and no longer serves as President of TCH or as a Portfolio Manager to the Fund. As of the Effective Date, Ms. Janelle E. Woodward, CFA, President and a portfolio manager of TCH, and Mr. Frank J. Reda, Director of Trading and a portfolio manager of TCH, will be added as Co-Portfolio Managers to the Fund.

Effective immediately, the following information replaces the information regarding TCH and the other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management on pages 118 and 119 of the Statement of Additional Information in its entirety:

Taplin, Canida & Habacht, LLC (“TCH”)

TCH is the subadviser to ASTON/TCH Fixed Income Fund. TCH is a registered investment adviser founded in 1985 with offices at 1001 Brickell Bay Drive, Suite 2100, Miami, Florida 33131. TCH is wholly owned by BMO Asset Management Corp., a subsidiary of BMO Financial Corp., which is in turn a wholly-owned subsidiary of Bank of Montreal, a publicly-held Canadian financial services company.

The table below shows other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management as of December 31, 2015.

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance
Janelle E. Woodward, CFA
Registered Investment Companies	8	$1,666	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	91	$8,708	0	0

Alan M. Habacht
Registered Investment Companies	8	$1,666	0	0
Other Pooled Investment Vehicles	0	0	0	0

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	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance
Other Accounts	91	$8,708	0	0

William J. Canida, CFA
Registered Investment Companies	8	$1,666	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	91	$8,708	0	0

Scott M. Kimball, CFA
Registered Investment Companies	9	$1,778	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	91	$8,708	0	0

Daniela Mardarovici, CFA
Registered Investment Companies	9	$1,778	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	91	$8,708	0	0

Frank J. Reda
Registered Investment Companies	8	$1,666	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	91	$8,708	0	0

Effective immediately, all information regarding Ms. Tere Alvarez Canida on page 121 of the Statement of Additional Information is deleted in its entirety.

For more information, please call Aston Funds: 800-992-8151 or visit our website at www.astonfunds.com.

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